FIXED ASSETS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at September 30, 2023 and 2022 is as follows:

	Useful Lives	September 30, 2023	September 30, 2022
Furniture and fixtures	7 years	$15,017	$13,978
Computer and equipment	5 years	8,782	1,748
Software	3 years	26,128	22,145
Less depreciation and amortization		(3,446)	(214)
Total fixed assets, net		$46,481	37,657

The carrying basis and accumulated depreciation of fixed assets at June 30, 2023 and 2022 is as follows:

	Useful Lives	June 30, 2023	June 30, 2022
Furniture and fixtures	7 years	$15,017	$0
Computer and equipment	5 years	5,631	0
Machinery	5 years	5,000	0
Software	3 years	26,127	22,145
Less depreciation and amortization		(2,747)	0
Total fixed assets, net		$49,028	22,145